Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Schedule of Vessels, Net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2016	$1,505,013	$(198,090)	$1,306,923
Additions	—	(56,880)	(56,880)
Balance at December 31, 2017	$1,505,013	$(254,970)	$1,250,043
Additions	—	(27,986)	(27,986)
Disposals	(51,739)	7,353	(44,386)
Balance at June 30, 2018	$1,453,274	$(275,603)	$1,177,671